UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     Chris Kaster     Boston, MA     April 18, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $174,804 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGIOTECH PHARMACEUTICALS IN   COM              034918102      192    35000 SH       SOLE                    22750    12250        0
AQUILA INC                     COM              03840P102    19019  4550100 SH       SOLE                  3025900  1524200        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3043   100000 SH       SOLE                    70000    30000        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     1223    40200 SH  PUT  SOLE                    27700    12500        0
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     2510   305000 SH       SOLE                   200250   104750        0
CENTEX CORP                    COM              152312104     7520   180000 SH       SOLE                   120000    60000        0
CHARTER COMMUNICATIONS INC D   NOTE 5.875%11/1  16117MAE7      475   350000 PRN      SOLE                        0   350000        0
CHARTER COMMUNICATIONS INC D   CL A             16117M107     7742  2775000 SH       SOLE                  1857500   917500        0
COOPER TIRE & RUBR CO          COM              216831107     6402   350000 SH       SOLE                   350000        0        0
DOBSON COMMUNICATIONS CORP     CL A             256069105     2925   340474 SH       SOLE                   227474   113000        0
HOVNANIAN ENTERPRISES INC      CL A             442487203     7045   280000 SH       SOLE                   187500    92500        0
LENNAR CORP                    CL A             526057104     8020   190000 SH       SOLE                   125000    65000        0
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7     6705  6000000 PRN      SOLE                  4200000  1800000        0
LINCARE HLDGS INC              COM              532791100    10841   295800 SH  PUT  SOLE                   197700    98100        0
LIZ CLAIBORNE INC              COM              539320101     1183    27600 SH  PUT  SOLE                    18500     9100        0
MI DEVS INC                    CL A SUB VTG     55304X104     3089    82621 SH       SOLE                    82621        0        0
MILACRON INC                   COM              598709103      968  1466491 SH       SOLE                  1466491        0        0
MOTOROLA INC                   COM              620076109      884    50000 SH       SOLE                    37500    12500        0
NABORS INDUSTRIES LTD          SHS              G6359F103     8901   300000 SH       SOLE                   200000   100000        0
NORTEL NETWORKS CORP NEW       NOTE 4.250% 9/0  656568AB8     9875 10000000 PRN      SOLE                  6650000  3350000        0
PORTLAND GEN ELEC CO           COM NEW          736508847    18922   648000 SH       SOLE                   453600   194400        0
PULTE HOMES INC                COM              745867101     7409   280000 SH       SOLE                   187500    92500        0
ROTECH HEALTHCARE INC          COM              778669101      327   191500 SH       SOLE                   134380    57120        0
RURAL CELLULAR CORP            CL A             781904107     4701   393060 SH       SOLE                   262635   130425        0
SPANISH BROADCASTING SYS INC   CL A             846425882     7384  1845958 SH       SOLE                  1200883   645075        0
TECHNICAL OLYMPIC USA INC      COM              878483106     3192   799900 SH       SOLE                   526600   273300        0
TENET HEALTHCARE CORP          COM              88033G100      643   100000 SH  PUT  SOLE                    65000    35000        0
TIME WARNER CABLE INC          CL A             88732J108     9295   248069 SH       SOLE                   199973    48096        0
TRIAD HOSPITALS INC            COM              89579K109    14369   275000 SH       SOLE                   182750    92250        0